UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22972

AMG PANTHEON MASTER FUND, LLC

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2023-September 30, 2023

(Semi-Annual Shareholder Report)

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

September 30, 2023

AMG Pantheon Master Fund, LLC

amgfunds.com	093023 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2023 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	19
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Consolidated Statement of Operations	20
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	21
Detail of changes in assets for the past two fiscal periods

Consolidated Statement of Cash Flows	22
Detail of cash movements during the fiscal period

Financial Highlights	23
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	24
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	40

OTHER TAX INFORMATION	43

AMG Pantheon Master Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Master Fund, LLC and MSCI World Index for the same time periods ended September 30, 2023.

	Six	One	Five	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Inception	Date

AMG Pantheon Master Fund, LLC	4.96%	13.99%	14.09%	12.11%	09/30/14
MSCI World Index[2,3]	3.13%	21.95%	7.26%	7.83%	09/30/14†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Master Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Master Fund and other information, please call 877.355.1566 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Master Fund, not the Index.

*	Not annualized

1

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Master Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Master Fund are net of expenses. All returns are in U.S. dollars ($).

2

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Master Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur fees.

3

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Co-Investments

ACP Accelerant Co-Invest, LLC (Financials)(a),(b),*	01/31/2022	(c)	$24,953,269	1.0%

AIX Pride Syndication L.P. (Information Technology)(a),*	11/16/2018	(c)	8,355,129	0.3%

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,136,700	0.0%

APH CUBS Co-invest LP (Financials)(a),*	11/16/2018	(c)	5,250,118	0.2%

APIA BIM FPCI (Information Technology) (France)(a),*	02/25/2020	(c)	6,744,121	0.3%

APIA DINO FPCI (Information Technology) (Netherlands)(a),(b),*	03/11/2022	(c)	10,934,220	0.4%

APIA OPUS FPCI (Information Technology) (France)(a),*	12/22/2020	(c)	4,123,930	0.2%

APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	15,811,477	0.6%

Apollo DSB Co-Invest, L.P (Healthcare)(a),*	11/14/2018	(c)	10,241,476	0.4%

Aquarian Insurance Holdings (Financials)(a),(b),*	09/29/2022	(c)	37,105,000	1.5%

Armis Investors Holdings, L.P. (Information Technology)(a),*	02/03/2020	(c)	5,249,445	0.2%

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/13/2022	(c)	4,968,775	0.2%

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	8,146,356	0.3%

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	26,512,348	1.1%

CB Ignite Holdings, LLC (Consumer Discretionary)(a),(d),*	08/12/2016	(c)	4,173,077	0.2%

Coronet Cyber Security Ltd. (Information Technology) (Israel)(a),(d),*	02/03/2023	(c)	3,949,000	0.2%

DETZ Co-Investment Aggregator, L.P. (Financials)(a),*	12/08/2021	(c)	15,424,453	0.6%

Diamond LS I LP (Financials)(a),*	12/28/2016	(c)	2,218,894	0.1%

Digital Bridge Small Cell Holdings, LLC (Information Technology)(a),(d),*	11/06/2015	31	516,410	0.0%

Eagle Investment Trust (Industrials) (Australia)(a),*	08/12/2021	(c)	22,740,765	0.9%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Co-Investments (continued)

ECI 11 FP Limited (Information Technology) (United Kingdom)(a),*	06/07/2021	(c)	$7,956,049	0.3%

Epsilon Topco Limited (Information Technology)(a),(d),*	10/03/2018	(c)	2,734,993	0.1%

ESCP PPG Holdings, LLC (Industrials)(a),(d),*	12/14/2016	2,171.429	0	0.0%

Fintech Collective PA1 LLC (Information Technology)(a),(b),*	12/23/2022	(c)	5,226,536	0.2%

Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),*	08/04/2022	(c)	20,940,642	0.8%

Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b),*	07/19/2023	(c)	17,739,030	0.7%

GGV (ET) LLC (Information Technology)(a),(b),(d),*	08/08/2022	(c)	4,776,000	0.2%

Golden Aggregator, L.P. (Information Technology)*	06/28/2021	(c)	24,672,708	1.0%

H&F Flashdance Partners I, L.P. (Financials)(a),*	07/16/2018	(c)	1,287,469	0.1%

H.I.G. Pixelle Specialty Solutions Co-Investment, L.P. (Materials)(a),(b),*	07/15/2022	(c)	8,853,790	0.4%

H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b),*	02/21/2023	(c)	16,547,776	0.7%

Help HP SCF Investor, LP (Information Technology)(a),*	05/12/2021	(c)	10,101,400	0.4%

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)(a),*	03/18/2020	(c)	7,777,131	0.3%

Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	9,167,029	0.4%

Hg Secular Co-Invest L.P. (Information Technology)(a),*	09/16/2020	(c)	3,295,086	0.1%

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	23,410,084	0.9%

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(a),*	06/10/2019	(c)	6,169,423	0.3%

Hub International (Financials)(a),*	09/14/2023	(c)	34,999,929	1.4%

Hygee International SARL (Materials) (France)(a),(d),*	12/17/2020	(c)	5,620,087	0.2%

Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	1,033,179	0.0%

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(a),(d),*	06/26/2018	(c)	2,725,000	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Co-Investments (continued)

Insight RF Holdings, LLC (Information Technology)(a),*	07/03/2019	(c)	$13,340,298	0.5%

ISH Co-Invest Aggregator, L.P. (Information Technology)(a),*	05/06/2021	(c)	6,583,099	0.3%

IVP XI Celestial Co-Invest LP (Industrials)(a),*	06/04/2021	(c)	6,618,320	0.3%

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	13,102,364	0.5%

JP Co-Invest, LLC (Consumer Staples)(a),*	11/13/2018	(c)	1,375,887	0.1%

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	8,136,242	0.3%

LEP Prelude Co-Invest, L.P. (Healthcare)(a),*	07/05/2017	(c)	4,652,304	0.2%

Logan Co-Invest, L.P. (Information Technology)(a),*	08/27/2020	(c)	3,300,946	0.1%

N2Y (Consumer Discretionary)(a),(b),*	05/03/2023	(c)	30,847,374	1.3%

NetSPI (Information Technology)(a),(b),*	11/01/2022	(c)	22,561,036	0.9%

Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(a),*	09/04/2020	(c)	4,937,170	0.2%

Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	15,034,120	0.6%

Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	19,272,466	0.8%

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b),*	06/13/2022	(c)	39,609,998	1.6%

Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),*	07/29/2022	(c)	35,941,857	1.5%

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	11,809,865	0.5%

PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(c)	11,485,114	0.5%

Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(c)	421,420	0.0%

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(a),*	08/30/2018	(c)	1,647,034	0.1%

RCP Artemis Co-Invest LP (Financials)(a),*	08/01/2019	(c)	14,665,355	0.6%

RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	28,978,083	1.2%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Co-Investments (continued)

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(a),*	11/26/2018	(c)	$9,081,693	0.4%

SDA Investors Group, LLC - Class A (Healthcare)(a),(d),*	08/03/2017	(c)	1,340,190	0.1%

SDA Investors Group, LLC - Series A Pref (Healthcare)(a),(d),*	03/26/2019	(c)	1,913,599	0.1%

Sequoia Financial Group (Financials)(a),(b),*	10/28/2022	(c)	20,244,700	0.8%

SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	4,930,147	0.2%

SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b),*	12/10/2021	(c)	5,041,067	0.2%

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	16,779,669	0.7%

SYFS Co-INVEST, LLC (Healthcare)(a),*	09/01/2017	(c)	144,744	0.0%

T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(c)	2,423,188	0.1%

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(a),*	06/28/2018	(c)	5,106,547	0.2%

TCP DJR Co-Invest, L.P (Energy)(a),*	11/20/2018	(c)	3,367,087	0.1%

TKC Investment Holdings, LLC (Consumer Discretionary)(a),*	10/12/2016	(c)	2,521,752	0.1%

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(a),*	02/26/2019	(c)	7,842,401	0.3%

TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b),*	02/10/2022	(c)	18,940,326	0.8%

TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),*	07/18/2022	(c)	31,069,285	1.3%

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(a),*	05/09/2018	(c)	418,638	0.0%

TVG-I-E-AEG Holdings (Consumer Discretionary)(a),*	01/27/2017	(c)	2,048,604	0.1%

Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	5,610,542	0.2%

Vistria AP Investment LLC (Consumer Discretionary)(a),(d),*	12/12/2019	(c)	5,470,520	0.2%

WP Triton Investment, L.P. (Communication Services) (United Kingdom)(a),*	12/10/2019	(c)	969,782	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Co-Investments (continued)

WP-LH Co-Invest, L.P. (Consumer Discretionary)(a),*	06/25/2015	(c)	$522,961	0.0%

Total Co-Investments			873,696,098	35.3%

Primary Private Investment Funds

Abry Advanced Securities Fund IV, L.P.*	02/19/2019	(c)	2,861,250	0.1%

Accel Leaders Fund IV, L.P.(a),(b),*	06/05/2023	(c)	1,575,000	0.1%

Banc Fund IX L.P.(a),*	01/19/2016	(c)	106,123	0.0%

Base10 Advancement Initiative II(a),(b),*	01/06/2023	(c)	1,482,796	0.1%

Battery Ventures Select Fund II, L.P.(a),(b),*	03/09/2022	(c)	1,444,247	0.1%

Battery Ventures XIV, L.P.(a),(b),*	07/20/2022	(c)	2,387,946	0.1%

BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	13,879,401	0.6%

BroadRiver III, L.P.(a),*	03/27/2018	(c)	2,923,834	0.1%

Calera Capital Partners V L.P.*	04/25/2016	(c)	75,625	0.0%

Craft Ventures Growth II(a),(b),*	05/31/2023	(c)	458,043	0.0%

Five Arrows Principal Investments IV SCSp (United Kingdom)(a),(b),*	06/17/2022	(c)	6,383,548	0.3%

Forbion Capital Fund VI (Netherlands)(a),(b),*	03/01/2023	(c)	584,299	0.0%

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	401,802	0.0%

H&F Arrow 2, L.P.(a),*	08/28/2020	(c)	281,898	0.0%

HGGC Fund IV(a),(b),*	12/03/2021	(c)	17,845,868	0.7%

HIG Middle Market LBO Fund IV(a),(b),*	05/11/2023	(c)	874,060	0.0%

Incline Aviation Fund II(d),*	05/07/2021	(c)	5,749,201	0.2%

Incline Aviation I(d),*	03/09/2017	(c)	1,150,630	0.0%

NEA 18 Venture Growth Equity, L.P.(a),(b),*	02/08/2023	(c)	2,822,855	0.1%

New Enterprise Associates 18, L.P.(a),(b),*	02/08/2023	(c)	2,186,966	0.1%

Norvestor IX (Norway)(a),(b),*	04/20/2023	(c)	111,837	0.0%

PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	7,773,822	0.3%

Redpoint IX(a),(b),*	10/03/2022	(c)	1,389,986	0.1%

SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	4,294,476	0.2%

SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	1,852,057	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Primary Private Investment Funds (continued)

SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	$3,569,200	0.1%

SK Capital Partners VI(a),(b),*	09/22/2023	(c)	4,750,058	0.2%

TPG Growth V, L.P.(b),*	09/17/2021	(c)	22,863,944	0.9%

Valeas Capital Partners Fund I(a),(b),*	02/27/2023	(c)	28,449,300	1.2%

Total Primary Private Investment Funds			140,530,072	5.7%

Secondary Private Investment Funds

1901 Partners LP(a),*	07/16/2015	(c)	74,243	0.0%

3i Venice SCSp (United Kingdom)(a),*	01/15/2020	(c)	15,501,450	0.6%

Abry Advanced Securities Fund III, L.P.(a),*	03/31/2021	(c)	4,341,981	0.2%

ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	306,721	0.0%

ABRY Partners IX, L.P.(e),*	03/31/2021	(c)	2,226,625	0.1%

ABRY Partners VI, L.P.(a),(e),*	03/31/2021	(c)	12,293	0.0%

ABRY Partners VII, L.P.(a),(e),*	03/31/2021	(c)	267,761	0.0%

ABRY Partners VIII, L.P.(a),(e),*	03/31/2021	(c)	302,268	0.0%

ABRY Senior Equity III, L.P.(a),(e),*	03/31/2021	(c)	8,097	0.0%

ABRY Senior Equity IV, L.P.(e),*	03/31/2021	(c)	182,984	0.0%

ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,834,065	0.1%

ACON Equity Partners 3.5, L.P.(a),(e),*	01/12/2022	(c)	2,724,073	0.1%

ACON Equity Partners IV, L.P.(a),(e),*	01/04/2022	(c)	5,790,021	0.2%

ACP Investment Fund II, L.P.(e),*	06/30/2023	(c)	11,936,423	0.5%

Allegro Private Equity Fund II, L.P. (Australia)*	03/04/2020	(c)	1,227,398	0.1%

Alpine Investors TEAM CV Feeder, LLC(a),*	12/17/2020	(c)	7,246,144	0.3%

Altamont Capital Partners III, L.P.(a),(e),*	06/30/2023	(c)	65,303,900	2.6%

Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	884,181	0.0%

Altor Fund IV AB (Sweden)(a),(b),*	04/08/2022	(c)	2,630,908	0.1%

Altor Fund V AB (Sweden)(b),*	04/08/2022	(c)	5,062,582	0.2%

Antin Infrastructure Partners III-B SCSp (Spain)(a),*	11/04/2020	(c)	3,610,294	0.1%

Apax France VIII-A FCPR (France)(a),*	01/22/2019	(c)	924,955	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Secondary Private Investment Funds (continued)

Archer Capital GF Trust 2B (Australia)(a),*	03/04/2020	(c)	$1,280,657	0.1%

Archer Capital Trust 5B (Australia)(a),*	03/04/2020	(c)	559,215	0.0%

Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c)	584,925	0.0%

Avenue Pantheon Broadway Fund, L.P. (United Kingdom)(a),*	03/07/2019	(c)	11,635	0.0%

Aztiq Fund I(a),*	05/13/2019	(c)	8,515,981	0.3%

Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,320,994	0.3%

Berkshire Fund IX Coinvestment Fund L.P.(a),(e),*	04/08/2022	(c)	1,795,247	0.1%

Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	6,331,995	0.3%

Berkshire Fund VI L.P.(a),(b),*	04/08/2022	(c)	1,195,967	0.0%

Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	171,907	0.0%

Berkshire Fund VIII L.P.(a),(b),*	04/08/2022	(c)	2,293,326	0.1%

Berkshire Fund X-A, L.P.(b),*	11/16/2021	(c)	1,104,017	0.0%

Blackstone Capital Partners VI(e),*	04/07/2022	(c)	235,723	0.0%

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(a),*	12/01/2020	(c)	5,677,391	0.2%

Carlyle Global Infrastructure Opportunity Fund, L.P.(e),*	04/21/2022	(c)	13,004,575	0.5%

Carlyle Renewable and Sustainable Energy Fund II(a),(b),*	11/29/2022	(c)	353,078	0.0%

CBPE Capital Fund IX B, L.P. (United Kingdom)(a),*	12/31/2020	(c)	3,888,384	0.2%

CD&R Value Building Partners I, L.P.(b),*	12/17/2021	(c)	42,868,913	1.7%

CIVC SIB CF, L.P. (Canada)(a),(b),*	05/03/2023	(c)	19,628,800	0.8%

Clearview Capital Fund III, L.P.(a),(b),*	04/07/2022	(c)	1,438,068	0.1%

Clearview Capital Fund IV, L.P.(b),*	04/08/2022	(c)	7,040,020	0.3%

Clearview Capital Mezzanine Fund I, L.P.(b),*	04/08/2022	(c)	821,082	0.0%

Clearview Capital V(a),(b),*	05/19/2023	(c)	160,455	0.0%

DPE Continuation Fund I (Germany)(a),(b),*	10/12/2022	(c)	43,630,135	1.8%

ECP Calpine Continuation Fund, LP(a),(b),*	07/05/2022	(c)	40,962,308	1.7%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Secondary Private Investment Funds (continued)

Ergon svt Long Term Value Fund SCSp (Germany)(a),*	02/24/2021	(c)	$4,758,345	0.2%

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	6,591,096	0.3%

Francisco Partners III, L.P.(a),*	01/05/2015	(c)	83,111	0.0%

GHO Capital Vanquish LP (United Kingdom)(a),(b),*	05/22/2023	(c)	43,514,100	1.8%

GIP Aquarius Fund, SCSp (Brazil)(b),*	10/19/2021	(c)	13,063,805	0.5%

Global Infrastructure Partners II (United Kingdom)(b),*	12/30/2022	(c)	9,247,879	0.4%

Global Infrastructure Partners III(b),*	12/30/2022	(c)	1,987,752	0.1%

Graham Partners OptConnect Continuation Fund Parallel(a),(b),*	12/20/2022	(c)	38,638,700	1.6%

Greenbriar Equity Fund III, L.P.(a),(e),*	03/31/2021	(c)	460,335	0.0%

Hellman & Friedman Capital Partners VII, L.P.*	10/01/2019	(c)	155,569	0.0%

Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	27,297,116	1.1%

Housatonic Equity Investors V, L.P.(e),*	04/07/2022	(c)	1,493,780	0.1%

Housatonic Equity Investors VI, L.P.(a),(e),*	04/07/2022	(c)	10,506,968	0.4%

Icon Partners III, L.P.(a),*	05/10/2021	(c)	6,443,948	0.3%

Icon Partners IV, L.P.*	05/24/2021	(c)	18,025,315	0.7%

Idinvest Growth Secondary SLP (France)(a),*	05/21/2020	(c)	5,339,467	0.2%

Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	197,760	0.0%

Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	6,978,187	0.3%

Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	1,041,284	0.0%

Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(a),(e),*	03/31/2023	(c)	33,573,509	1.4%

Insight Venture Partners IX, L.P.(a),*	01/02/2020	(c)	6,713,548	0.3%

Insight Venture Partners IX, L.P.(a),(e),*	03/31/2023	(c)	37,510,058	1.5%

Insight Venture Partners X, L.P.(b),*	03/31/2023	(c)	41,846,507	1.7%

Insight Venture Partners XI, L.P.(a),(e),*	03/31/2023	(c)	26,115,782	1.1%

Insight Ventures Partners (Cayman) X, L.P.(b),*	01/04/2022	(c)	13,125,964	0.5%

KKR Mezzanine Partners I L.P.(b),*	04/07/2022	(c)	575,486	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Secondary Private Investment Funds (continued)

LEP Opportunities I, L.P.(a),*	06/30/2021	(c)	$15,170,411	0.6%

Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	25,260,010	1.0%

Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	181,485	0.0%

Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	491,561	0.0%

MC Private Equity Partners I-A LP(a),(e),*	03/31/2021	(c)	5,117,907	0.2%

Medicxi Secondary I, L.P. (United Kingdom)(a),*	09/21/2020	(c)	4,075,682	0.2%

MIC Capital Partners III Parallel (Cayman) LP(a),*	04/14/2021	(c)	4,049,392	0.2%

Nordic Capital CF1 Alpha, L.P. (Norway)(a),*	03/11/2022	(c)	18,826,508	0.8%

North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	19,950,700	0.8%

Oakley Capital Guinness B1 SCSp (Germany)(a),(b),*	06/09/2023	(c)	38,381,512	1.6%

Oaktree Special Situations Fund, L.P.(a),(e),*	04/07/2022	(c)	1,231,657	0.1%

One Equity Partners VI, L.P.(a),(b),*	04/08/2022	(c)	1,039,798	0.0%

PAI Strategic Partnerships SCSp (United Kingdom)(a),*	12/10/2019	(c)	8,138,764	0.3%

Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	22,331,979	0.9%

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,270,292	0.4%

Providence Equity Partners VI, L.P.(a),*	12/12/2014	(c)	13,576	0.0%

PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	5,199,976	0.2%

RL Co-investor Aggregator L.P.(a),(b),*	05/16/2022	(c)	12,829,434	0.5%

Roark Capital Partners CF LP(b),*	08/26/2022	(c)	29,481,951	1.2%

RREF I SPV, L.P.(b),*	05/13/2022	(c)	7,288,898	0.3%

Samson Brunello 2, L.P.(a),*	02/19/2021	(c)	299,844	0.0%

Samson Hockey 2, L.P.(a),*	12/23/2020	(c)	177,932	0.0%

Samson Shield 2, L.P.(a),*	12/23/2020	(c)	504,942	0.0%

SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	23,889,724	1.0%

ShiftKey(a),(b),*	11/25/2022	(c)	24,693,285	1.0%

Silver Lake Partners V, L.P.(b),*	01/04/2022	(c)	14,125,469	0.6%

Silver Oak Services Fund IV, L.P.(a),(e),*	04/07/2022	(c)	4,484,666	0.2%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial
	Acquisition			Percent of Net
	Date	Shares	Value	Assets **

Secondary Private Investment Funds (continued)

Siris Partners II, L.P.(a),(b),*	04/01/2022	(c)	$258,497	0.0%

Siris Partners III, L.P.(b),*	04/01/2022	(c)	2,233,550	0.1%

Siris Partners III, L.P.(b),*	04/01/2022	(c)	5,950,271	0.2%

Siris Partners IV, L.P.(b),*	04/01/2022	(c)	3,220,357	0.1%

Solace Capital Special Situations Fund, L.P.(a),(b),*	08/06/2021	(c)	15,605,899	0.6%

Tene GPL Limited Partnership (Israel)(a),*	06/23/2021	(c)	32,660,860	1.3%

Thomas H. Lee Equity Fund VIII, L.P.(e),*	04/01/2022	(c)	91,520	0.0%

TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	13,835,802	0.6%

TPG Asia V, L.P.(b),*	01/12/2022	(c)	355,215	0.0%

TPG Asia VI, L.P.(a),(b),*	01/12/2022	(c)	4,633,486	0.2%

TPG Growth Gator GenPar II, L.P.(a),*	12/23/2019	(c)	3,501,508	0.1%

TPG Partners V, L.P.(a),*	10/31/2015	(c)	90	0.0%

TPG Partners VI, L.P.(e),*	01/12/2022	(c)	175,625	0.0%

TPG Partners VI, L.P.*	10/31/2015	(c)	17,550	0.0%

TPG Partners VII, L.P.(e),*	01/12/2022	(c)	1,989,734	0.1%

TPG Partners VIII, L.P(e),*	01/12/2022	(c)	5,656,832	0.2%

Warburg Pincus Private Equity XII, L.P.(e),*	01/12/2022	(c)	3,636,367	0.1%

Warburg Pincus Private Equity XII, L.P.(b),*	09/30/2021	(c)	4,276,682	0.2%

Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	20,099,296	0.8%

West Street Global Infrastructure Partners III, L.P.(a),(e),*	04/21/2022	(c)	9,169,122	0.4%

West Street Infrastructure Partners IV (GSIP)(a),(e),*	09/08/2022	(c)	816,867	0.0%
Total Secondary Private Investment Funds			1,122,252,021	45.3%

Common Stock

Monday.com Ltd (a),(f)		7,598	1,209,754	0.1%

Short-Term Investments

Other Investment Companies

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(1)		406,643,082	406,643,082	16.4%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

		Percent of Net
	Value	Assets **

Total Investments (cost $ 2,133,842,068)	$2,544,331,027	102.8%

Other Assets, less Liabilities	(69,033,722)	(2.8%)
Net Assets	$2,475,297,305	100.0%

Cost of Investments by asset type is as follows:

Co-Investments	$685,034,899

Primary Private Investment Funds	126,880,639

Secondary Private Investment Funds	913,948,783

Common Stock	1,334,665

Short-Term Investments	406,643,082

Total	$2,133,842,068

(a)	Non-income producing.

(b)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).

(c)	Investment does not issue shares.

(d)	The investment’s value was determined using significant unobservable inputs.

(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.

(f)	At September 30, 2023, this common stock was held by the Master Fund, Lead Fund and Corporate Subsidiary.

(1)	Yield shown represents the September 30, 2023, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of September 30, 2023, the aggregate cost of each investment restricted to resale was $23,706,092, $200,093, $1,204,726, $2,657,341, $3,335,836, $10,829,540, $3,924,009, $11,466,453, $2,141,549, $25,049,556, $4,245,077, $5,159,391, $15,022,159, $16,379,406, $1,295,640, $4,108,705, $14,061,119, $730,167, $212,427, $7,206,199, $7,411,756, $1,783,591, $2,174,345, $5,120,000, $17,662,814, $18,953,516, $5,072,978, $15,000,000, $636,693, $8,090,514, $14,265,651, $7,799,538, $3,320,212, $7,857,364, $3,033,908, $20,384,096, $1,931,802, $34,999,929, $4,760,163, $630,216, $2,276,020, $3,376,573, $5,588,918, $8,429,116, $14,975,392, $2,231,184, $7,337,233, $1,849,814, $3,767,531, $29,622,335, $18,819,714, $3,520,819, $9,698,069, $19,692,078, $38,899,491, $34,534,744, $12,178,171, $1,177,003, $116,344, $1,364,063, $3,892,609, $26,203,614, $4,653,704, $3,775,914, $1,215,960, $20,454,713, $4,977,228, $5,109,869, $15,545,559, $2,972,962, $196,441, $2,312,991, $3,393,333, $1,551, $0, $10,122,166, $15,031,794, $1,434,023, $434,236, $5,709,265, $1,881,126, $2,239,616, $197,042, $3,096,971, $1,575,000, $114,870, $1,785,335, $1,426,360, $2,676,473, $12,916,634, $2,735,375, $57,699, $632,026, $6,430,692, $700,919, $552,397, $138,779, $16,410,747, $1,361,880, $5,722,675, $1,135,873, $3,877,379, $2,123,490, $229,086, $8,231,790, $1,505,900, $4,302,206, $2,027,823, $3,725,000, $5,062,556, $18,501,504, $17,823,200, $416,343, $4,406,034, $3,559,929, $197,632, $1,565,421, $21,716, $367,433, $580,050, $33,618, $203,218, $1,332,922, $1,895,267, $4,075,482, $11,535,850, $2,151,115, $3,845,214, $60,445,536, $1,111,878, $2,984,477, $5,175,244, $3,086,665, $624,025, $832,708, $894,423, $1,244,877, $0, $3,529,778, $4,686,333, $2,918,506, $6,111,248, $1,072,944, $184,445, $1,855,324, $1,061,502, $303,675, $3,637,885, $9,685,936, $341,220, $3,695,993, $34,825,725, $15,068,447, $1,336,230, $6,804,610, $779,748, $191,474, $34,445,214, $29,062,673, $4,190,961, $3,905,491, $89,384, $38,857,965, $11,174,368, $7,027,833, $1,789,909, $31,720,586, $1,279,407, $801,824, $22,495,567, $1,395,488, $8,959,190, $8,609,405, $15,405,111, $2,237,398, $158,838, $6,446,148, $963,560, $24,843,305, $4,780,373, $25,283,356, $26,994,430, $18,353,969, $15,261,184, $100,499, $12,890,166, $25,440,688, $176,882, $379,007, $3,194,449, $3,833,805, $4,226,861, $21,161,693, $10,700,185, $39,043,321, $1,305,256, $1,228,704, $4,888,401, $18,944,266, $9,444,860, $94,966, $5,275,699, $12,466,581, $21,392,352, $4,209,728, $99,631, $100,455, $445,831, $22,227,356, $20,151,943, $16,533,976, $4,129,353, $442,218, $2,063,653, $5,596,439, $2,805,167, $9,128,978, $8,649,185, $122,230, $10,020,501, $469,369, $4,810,191, $2,493,713, $34,262, $59,782, $349,945, $3,075,367, $5,080,480, $3,871,325, $4,816,176, $17,869,394, $10,100,241 and $792,216, respectively, totaling $1,725,864,321.

**	The percentage of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at September 30, 2023, was as follows:

Country	% of Total Investments

Australia	2.4
Belgium	0.6
Brazil	0.5
Canada	0.8
France	2.4
Germany	4.8
Israel	1.4
Italy	1.2
Netherlands	0.5
Norway	1.2
People’s Republic of China	0.2
Romania	0.5
Spain	0.2
Sweden	1.3
United Kingdom	6.2

United States	75.8

100.0

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of September 30, 2023:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	-	-	$52,323,194	$821,372,904	$873,696,098

Primary Private Investment Funds	-	-	6,899,831	133,630,241	140,530,072

Secondary Private Investment Funds	-	-	-	1,122,252,021	1,122,252,021

Common Stock	$1,209,754	-	-	-	1,209,754

Short-Term Investments

Other Investment Companies	406,643,082	-	-	-	406,643,082

Total Investments	$407,852,836	-	$59,223,025	$2,077,255,166	$2,544,331,027

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Secondary
		Primary Private	Private
		Investment	Investment
	Co-Investments	Funds	Funds	Total
Balance as of March 31, 2023	$68,996,289	$6,952,000	$–	$75,948,289

Purchases	2,565,766	242,040	–	2,807,806

Sales & Distributions	(1,071,583)	(415,094)	–	(1,486,677)

Transfers into Level 3	–	–	–	–

Transfers out of Level 3	(22,510,000)	–	–	(22,510,000)

Net realized gain	547,247	79,702	–	626,949

Net change in unrealized appreciation/depreciation	3,795,475	41,183	–	3,836,658

Balance as of September 30, 2023	$52,323,194	$6,899,831	$–	$59,223,025

Net change in unrealized appreciation/depreciation on investments held at September 30, 2023	$3,795,475	$41,183	$–	$3,836,658

For the period ended September 30, 2023, transfers out of Level 3 were due to increased price transparency.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2023. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

        Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2023	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)

Co-Investments	$13,693,775	Recent Round of Financing	Recent round of financing/ expected sale	N/A	N/A	Increase

Co-Investments		Market Comparables	Public Company Multiples:

	6,551,182		Revenue	11.50x-11.50x	11.50x	Increase

	11,160,660		EBITDA	7.50x-26.30x	15.65x	Increase

Co-Investments	8,724,309	Guideline Transaction Multiples	EBITDA	10.00x-15.50x	13.45x	Increase

Co-Investments	12,193,268	Discounted Cash Flows	Discount Rate	7.3%-20.0%	12.7%	Decrease
			Terminal Value	15.50x-18.00x	16.12x	Increase

			Terminal Growth Rate	8.9%-9.6%	9.5%	Increase

Primary Private Investment Funds	6,899,831	Discounted Cash Flows	Discount Rate	8.5%-9.5%	8.7%	Decrease

Total	$59,223,025

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA    Earnings before interest, taxes, depreciation and amortization

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2023 (unaudited)

Assets:

Investments at value***	$ 2,544,331,027
Foreign cash (cost $187,290)	187,163
Dividend and other receivables	1,853,513
Investment Funds paid in advance	1,357,187
Prepaid expenses and other assets	665,674

Total Assets	2,548,394,564

Liabilities:

Due to custodian	117,918
Payable for investments purchased	54,018,254
Current income tax liability	2,120,679
Deferred income tax liability	13,041,503
Accrued expenses:
Investment advisory and management fees	1,419,926
Administrative fees	406,276
Professional fees	1,025,888
Other	946,815

Total Liabilities	73,097,259

Commitments and contingencies (see Note 6)

Net Assets	$ 2,475,297,305

Net Assets Represent:
Paid-in capital	$ 2,055,008,825
Distributable earnings	420,288,480

Net Assets	$ 2,475,297,305

*** Investments at cost	$2,133,842,068

Units outstanding	110,299,928

Net asset value, offering and redemption price per Unit	$22.44

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Operations

For the six months ended September 30, 2023 (unaudited)

Investment Income:
Dividend income (net of withholding tax $293,726)	$ 12,730,185

Total investment income	12,730,185

Expenses:
Investment advisory and management fees	12,799,077
Administrative fees	3,656,879
Credit facility fees	1,853,712
Professional fees	794,581
Custody fees	407,983
Directors fees and expenses	54,669
Reports to Investors	18,617
Transfer agent fees	35
Miscellaneous expenses	54,543

Total expenses before offsets	19,640,096

Fee waivers	(6,486,610)

Net expenses	13,153,486

Net investment loss	(423,301)

Net Realized and Unrealized Gain (Loss):
Capital gain distributions received	13,504,106
Net realized gain from investments	21,886
Net realized loss from foreign currency transactions	(457,097)
Current income tax benefit	485,669

Net change in unrealized appreciation/depreciation of investments	101,517,596
Net change in unrealized appreciation/depreciation of foreign currency translations	(7,998)
Deferred income tax expense	(2,686,513)

Net realized and unrealized gain	112,377,649

Net increase in net assets resulting from operations	$ 111,954,348

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statements of Changes in Net Assets

For the six months ended September 30, 2023 (unaudited) and the fiscal year ended March 31, 2023

	Six months ended	For the fiscal
	September 30, 2023	year ended
	(unaudited)	March 31, 2023

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(423,301)	$(6,159,951)
Net realized gain from investments (net of tax)	13,554,564	28,666,738
Net change in unrealized appreciation/depreciation of investments (net of tax)	98,823,085	100,637,339

Net increase in net assets resulting from operations	111,954,348	123,144,126

Distributions to Investors	–	(29,399,242)

Capital Unit Transactions:[1]

Net increase from capital Unit transactions	473,458,416	722,686,182

Total increase in net assets	585,412,764	816,431,066

Net Assets:
Beginning of period	1,889,884,541	1,073,453,475

End of period	$ 2,475,297,305	$ 1,889,884,541

1 See Note 1(g) of the Notes to Consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2023 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$ 111,954,348
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Capital gain distributions received	(13,504,106)
Net realized gain from investments	(21,886)
Net change in unrealized appreciation/depreciation of investments	(101,517,596)
Increase in dividend and other receivables	(250,611)
Increase in prepaid expenses and other assets	(436,530)
Increase in payable for investments purchased	54,018,254
Increase in deferred income tax liability	2,686,513
Decrease in current income tax liability	(1,120,798)
Increase in investment advisory and management fees payable	309,317
Increase in administrative fees payable	88,376
Decrease in professional fees payable	(74,297)
Increase in due to custodian	117,918
Decrease in other accrued expenses	(21,564)
Purchases of investments	(305,438,885)
Proceeds from sale of investments	1,743,224
Distributions from investments, net of change in distribution receivable	27,034,339
Net purchases of short-term investments	(249,567,493)

Net cash used in operating activities	(474,001,477)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions	473,458,416

Net cash provided by financing activities	473,458,416

Net decrease in cash	(543,061)
Cash at beginning of period	730,224

Cash at end of period	$ 187,163

Supplemental Disclosure of Cash Flow Information

Non-Cash Transactions:
Stock distributions received in-kind from investments	$ 3,018,539

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	For the six months ended September 30,
	2023*	For the fiscal years ended March 31,
	(Unaudited)	2023*	2022*	2021	2020	2019
Net Asset Value, Beginning of Period	$21.38	$20.43	$17.93	$13.34	$13.30	$13.25

Income (Loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	(0.13)	0.12	(0.09)	(0.05)	(0.07)

Net realized and unrealized gain from investments	1.06	1.47	3.19	4.85	0.62	1.31

Total from investment operations	1.06	1.34	3.31	4.76	0.57	1.24

Less Distributions to Investors from:

Net realized gain on investments	–	(0.39)	(0.81)	(0.17)	(0.53)	(1.19)

Total distributions to unitholders	–	(0.39)	(0.81)	(0.17)	(0.53)	(1.19)

Net Asset Value, End of Period	$22.44	$21.38	$20.43	$17.93	$13.34	$13.30

Total Return[1]	4.96%[4]	6.69%	18.81%	35.90%	4.21%	10.09%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.18%[5,6]	2.05%[5]	1.79%[5]	1.98%[5,7]	1.48%	1.52%

Ratio of gross expenses to average net assets[8]	1.77%[5,6]	2.59%[5]	2.01%[5]	1.98%[5,7]	1.48%	1.70%

Ratio of net investment income (loss) to average net assets[1]	(0.04%)[6]	(0.65%)	0.63%	(0.56%)	(0.38%)	(0.51%)

Portfolio turnover rate	2%[4]	5%	14%	0%	0%	59%

Net assets, end of period (in thousands)	$2,475,297	$1,889,885	$1,073,453	$407,138	$196,641	$119,576

*	Consolidated.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Less than (0.005).

[4]	Not annualized.

[5]

Ratio includes the deferred income tax expense related to the unrealized gain or loss from the Corporate Subsidiary. The ratio of net expenses to average net assets excluding the deferred income tax expense would have been 1.18%, 1.52%, 1.56% and 1.56% for the period ended September 30, 2023, and the years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively. The ratio of gross expenses to average net assets excluding the deferred income tax expense would have been 1.77%, 2.06%, 1.78% and 1.56% for the period ended September 30, 2023 and the years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Annualized, except for deferred income tax expense.

[7]	Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.21% for the fiscal year ended March 31, 2021.

[8]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2023 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

BASIS OF CONSOLIDATION: The accompanying consolidated financial statements of the Master Fund include the accounts of AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund”) (each a “Subsidiary” and together, the “Subsidiaries”), which are wholly-owned subsidiaries of the Master Fund and are organized as Delaware limited liability companies. The Subsidiaries have the same investment objectives and strategies as the Master Fund, and like the Master Fund are managed by Pantheon Ventures (US) LP (the “Investment Manager”). The Master Fund may invest up to 25% of its total assets in the Corporate Subsidiary and the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirements. The Master Fund may also invest a portion of its assets in the Lead Fund. The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility. Intercompany accounts and transactions have been eliminated. As of September 30, 2023, the Corporate Subsidiary holds investments in the amount of $255,177,681. The net assets of the Corporate Subsidiary were $196,689,325 which is 7.95% of the Master Fund’s consolidated net assets. As of September 30, 2023, the Lead Fund holds investments in the amount of $1,365,384,215. The net assets of the Lead Fund were $1,371,562,068, which is 55.41% of the Master Fund’s consolidated net assets.

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements:

a.

VALUATION OF INVESTMENTS: The Master Fund’s portfolio investments are generally valued based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Manager as the Master Fund’s Valuation Designee to perform the Master Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day NAV per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued,

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.

SECURITY TRANSACTIONS: Security transactions are recorded as of the date the Master Fund obtained a right to demand the securities purchased or to collect the proceeds of sales, and incurred an obligation to pay the price of the securities purchased or to deliver the securities sold, respectively (i.e. trade/effective date). Trade/effective date will be the date the Master Fund is legally committed to a security transaction and all significant contingencies, including all necessary approvals, are satisfied. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original settlement period of over one year are reflected at net present value. Monies paid by the Master Fund in advance of the closing date of a private equity investment are held in escrow until the investment’s closing date and are reflected in the Consolidated Statement of Assets and Liabilities as Investment Funds paid in advance.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. The classification of income received from the Investment Funds and co-investments are based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

d.

DIVIDENDS AND DISTRIBUTIONS: The Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2023, the Master Fund’s tax year end, the Master Fund had permanent differences relating to the tax treatment of its investments in the Corporate Subsidiary and certain investment partnerships. The Master Fund had temporary differences relating to organization costs, differences between book and tax treatment of investments in certain investment partnerships, and passive foreign investment companies.

Permanent differences resulted in the following reclassifications between distributable earnings and paid-in capital:

Distributable Earnings	Paid-In Capital

$ 14,310,066	$(14,310,066)

The tax character of distributions paid during the tax years ended September 30, 2023 and September 30, 2022 was as follows:

Distributions paid from:	2023	2022
Ordinary income	$ -	$ 3,356,874
Long-term capital gains	29,399,242	29,455,957

Total	$ 29,399,242	$ 32,812,381

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$ 7,135,397

Other temporary differences	$ (4,176)

Based on the approximate cost of investments for federal income tax purposes at September 30, 2023, of $2,051,508,773, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $439,647,477 and $(5,436,588) respectively, resulting in net unrealized appreciation of $434,210,889.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Master Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the tax year ended September 30, 2023, the Master Fund did not defer any late year losses.

e.

FEDERAL TAXES: The Master Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying consolidated financial statements specific to the Master Fund. The consolidated financial statements include the Corporate Subsidiary wholly owned by the Master Fund for which a provision for corporate income taxes has been included below. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Master Fund’s tax year end is September 30. Management has analyzed the Master Fund’s tax positions as of September 30, 2023, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Master Fund’s consolidated financial statements. Additionally, the Master Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Lead Fund is a disregarded entity and therefore is not subject to U.S. income taxes. Additionally, the Master Fund’s investment in the Lead Fund, as a whole, is not limited to 25% of the Master Fund’s total assets for purposes of the asset diversification test under Subchapter M of the Code. As a wholly-owned subsidiary, the Lead Fund’s net income and capital gains, if any, will be included each year in the Master Fund’s investment company taxable income and net capital gain.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Corporate Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Corporate Subsidiary recorded a provision for income tax expense (benefit) for the year ended September 30, 2023. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	$ 2,985,134	$ 7,626,488	$ 10,611,622
Valuation allowance	-	-	-

	$ 2,985,134	$ 7,626,488	$ 10,611,622

Components of the Corporate Subsidiary’s deferred tax assets and liabilities as of September 30, 2023 are as follows:

Deferred Tax Liabilities:

Unrealized appreciation/(depreciation) on investments	$10,610,502

Impact of outstanding temporary adjustments on partnerships	2,431,001

Total net deferred tax liability before valuation allowance	13,041,503

Less: Valuation Allowance	-

Net deferred tax liability	$13,041,503

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended September 30, 2023 as follows:

Income tax expense at federal statutory rate of 21%	$8,744,729

State income tax expense, net of federal benefit	2,079,611

Effect of permanent adjustments	(52,061)

Effect of change in state tax rates used on prior year’s deferred tax liability calculations	(190,657)

Total income tax expense	$10,611,622

The Corporate Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

authorities. Management has analyzed the Corporate Subsidiary’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Corporate Subsidiary. The Corporate Subsidiary is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2023, the Master Fund had no capital loss carryovers for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ending September 30, 2024, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended September 30, 2023 (unaudited) and the fiscal year ended March 31, 2023, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2023		March 31, 2023

	Units	Amount	Units	Amount

Proceeds from sale of Units	21,925,597	$473,458,416	34,372,508	$693,286,940

Reinvestment of dividends	–	–	1,454,688	29,399,242

Net increase	21,925,597	$473,458,416	35,827,196	$722,686,182

At September 30, 2023, one affiliated Investor of record, the Feeder Fund, owned 93% of the Master Fund’s net assets and one unaffiliated Investor owned 7% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2023.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

i.

FOREIGN CURRENCY TRANSLATION: The books and records of the Master Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Master Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by each of the Master Fund and the Subsidiaries to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund, the Corporate Subsidiary, and the Lead Fund, respectively, as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund, the Corporate Subsidiary, and the Lead Fund or any distributions by the Master Fund, the Corporate Subsidiary, and the Lead Fund. The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the investment management fee paid to the Investment Manager under each Subsidiary’s investment management agreement with the Investment Manager with respect to such month. During the six months ended September 30, 2023, the Investment Manager waived investment management fees payable by the Master Fund in the amount of $5,045,141.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund, the Corporate Subsidiary, and the Lead Fund to pay, waive, or reimburse each such Fund’s expenses such that the aggregate of each such Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of each such Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the investment management

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund and any payments made by the Master Fund in respect of any investment management fee that had been previously waived by the Investment Manager; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any of the Master Fund, the Corporate Subsidiary, and the Lead Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, exchange traded fund investments, and other investments; (iv) interest payments incurred by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (v) fees and expenses incurred in connection with any credit facilities obtained by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vi) taxes of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (viii) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (ix) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund. To the extent that the Master Fund’s, Corporate Subsidiary’s, or Lead Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse such Fund for expenses to the extent necessary to eliminate such excess.

The Master Fund, the Corporate Subsidiary, and the Lead Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to such Fund pursuant to such Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Master Fund, the Corporate Subsidiary, and the Lead Fund, in the aggregate, would not cause the aggregate of each such Fund’s total annual operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the Expense Cap, (b) the amount of such additional payment shall be borne directly or indirectly pro rata by all Master Fund unitholders and (c) no additional payments by the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager. The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. During the fiscal period ended September 30, 2023, the Investment Manager did not reimburse the Master Fund or recoup any previously reimbursed expenses. As of September 30, 2023, the Master Fund does not have any reimbursements subject to recoupment.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the administrator (the “Administrator”) and is responsible for certain aspects of managing the Master Fund’s and Subsidiaries’ operations, including administration and Investor services to the Master Fund and Subsidiaries, their Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. Each of the Master Fund, Corporate Subsidiary, and Lead Fund pays a fee to the Administrator at the rate of 0.20% per annum of such Fund’s average monthly net assets, and the Master Fund is subject to a minimum annual fee of $344,000 for these services. The Administrator has agreed to waive the portion of the administration fee that the Administrator otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the administration fee paid to the Administrator under each of the Corporate Subsidiary’s and Lead Fund’s Administration Agreements with the Administrator with respect to such month. During the six months ended September 30, 2023, the Administrator waived administration fees payable by the Master Fund in the amount of $1,441,469.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund and the Subsidiaries, and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Subsidiaries, the Administrator, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three-to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% -2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

o

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

o

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

o

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2023, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout (a)	$1,609,512,936	$266,110,837	1-10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	291,858,128	54,477,118	1-10 years	Not Redeemable	N/A	N/A

Infrastructure (c)	100,868,332	11,551,050	4-13 years	Not Redeemable	N/A	N/A

Private Debt (d)	37,593,667	4,184,561	1-9 years	Not Redeemable	N/A	N/A

Real Assets (e)	10,658,010	6,363,140	4-8 years	Not Redeemable	N/A	N/A

Special Situations (f)	29,114,674	6,739,522	1-7 years	Not Redeemable	N/A	N/A

Venture (g)	56,872,444	76,913,503	4-12 years	Not Redeemable	N/A	N/A

Total	$2,136,478,191	$426,339,731

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.

(b)	Funds that invest in later-stage, pre-IPO companies.

(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.

(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.

(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.

(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.

(g)	Investments in new and emerging companies are usually classified as venture capital.

*

As of the period ended September 30, 2023, the unfunded commitment amounts include unfunded commitments for one Primary Investment Fund in the Buyout investment category of $1,232,700 and one Primary Investment Fund in the Growth Equity investment category of $15,400,000. The effective dates of the first capital calls are still to be determined.

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

4.	PURCHASES AND SALES OF SECURITIES

Purchases and sales/distributions of securities (excluding short-term and U.S. Government obligations) for the six months ended September 30, 2023 were $307,100,237 and $31,796,102, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

5.	FOREIGN SECURITIES

The Master Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Master Fund’s investments in emerging market countries are exposed to additional risks. The Master Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Master Fund level and the Master Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

7.	CREDIT AGREEMENT

The Master Fund entered into a credit facility on July 20, 2021. The amount of the credit facility is currently $325 million. The Credit Agreement provides the Master Fund a revolving line of credit to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Master Fund with temporary liquidity. The revolving line of credit is secured by assets of the Master Fund including assets of the Corporate Subsidiary and Lead Fund. The interest rate on outstanding loans is equal to the Secured Overnight Financing Rate (“SOFR”), plus 2.85%. The Master Fund pays a 0.925% commitment fee on the outstanding principal amount of the loans and an annual structuring fee of 0.20% of the Committed Loan Amount. Prior to August 29, 2022, the commitment fee was 1.00%. The annual structuring fee is amortized over a 12 month period. The commitment fee and amortization of the annual structuring fee are reflected in credit facility fees on the Consolidated Statement of Operations. Any interest incurred on the line of credit utilized is included in the Consolidated Statement of Operations as interest expense. For the six months ended September 30, 2023, the Master Fund has not utilized the line of credit.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

8.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, may result in, among other things, supply chain disruptions, geopolitical risk and economic sanctions that can disrupt global economies and financial markets. Economic sanctions against a particular country or countries, organizations, entities and/or individuals (such as sanctions imposed against Russia, Russian entities and Russian individuals in connection with Russia’s military action in Ukraine) may have significant implications around the world. The Master Fund is unable to predict the full impact that these events will have on the values and liquidity of the Master Fund and its underlying portfolio investments, and consequently, the Master Fund’s performance.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

9.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2023, have been evaluated through the date at which the consolidated financial statements were issued and the Master Fund has determined that no material events or transactions occurred.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 22, 2023, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense

Annual Renewal of Investment Management Agreement (continued)

limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance of an appropriate peer group of similar funds (the “Peer Group”) and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 shares for the 1-year period ended December 31, 2022 was above the average performance of the Peer Group and above the performance of the MSCI World Index. The Directors also noted that the Feeder Fund outperformed the MSCI World Index for the 2018 and 2021 calendar years. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds

Annual Renewal of Investment Management Agreement (continued)

increase in assets. The Directors noted the undertaking by Pantheon to maintain contractual expense limitation agreements for the Funds, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 22, 2023, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

Other Tax Information

AMG Pantheon Master Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2022/2023 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Master Fund, LLC hereby designates $29,399,242 as a capital gain distribution with respect to the taxable year ended September 30, 2023, or if subsequently determined to be different, the net capital gains of such year.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by a confidential private placement memorandum (“PPM”). To receive a free copy of the PPM, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 877.355.1566 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

093023 SAR081	| www.amgfunds.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable for the semi-annual shareholder report.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 13. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON MASTER FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 6, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 6, 2023